Deferred Revenue/Income (Tables)	9 Months Ended
Sep. 30, 2020
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	September 30, 2019	September 30, 2020
Deferred revenue/income–beginning of period	301,774	485,087
Additions	224,996	611,030
Recognition	(169,233)	(282,991)
Effects on foreign exchange adjustment	2,535	(1,900)
Deferred revenue/income–end of period	360,072	811,226